Schedule of component of income tax expense (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current tax expense
Current year	$ 202,923	$ 260,939	$ 388			$ 383,453
Changes in estimates related to prior years					(417,393)	(2,252)
Changes in estimates related to prior years	136,779	175,884	388	(328,165)	(417,393)	331,761
Tax recognized in profit or loss				(328,165)	(417,393)	381,201
Recognition of tax effect of previously unrecognised tax losses						(49,440)
Deferred tax credit	(66,144)	(85,055)				(49,440)
Income tax (benefit)/expense recognized in profit or loss	$ 136,779	$ 175,884	$ 388	$ (328,165)	$ (417,393)	$ 331,761